Share capital and share-based compensation - Summary of RSU Activities (Details) - Restricted share units			3 Months Ended
	Jan. 31, 2022 shares $ / shares	Oct. 31, 2021 $ / shares	Jan. 31, 2022 shares $ / shares	Oct. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,983,567		1,983,567	716,763
Granted (in shares)			1,266,804
Exercise price of outstanding stock options (in shares) | $ / shares	$ 9.56	$ 10.93	$ 8.79
Ending balance (in shares)	1,983,567		1,983,567